FINANCIAL INSTRUMENTS FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Corporate Bond Securities [Member]
Derivative [Line Items]
Available-for-sale Securities	$ 14,221	$ 13,245
Estimate of Fair Value Measurement [Member]
Derivative [Line Items]
Available-for-sale Securities	14,221	13,245
Equity Securities, FV-NI	101,337	73,929
Floating rate NOK bonds due 2019	0	77,916
Swap contracts short term receivables fair value disclosure	0	5,279
Swap contracts, long term receivables, fair value disclosure	2,597	10,633
Swap Contracts, Short Term Payables, Fair Value Disclosure	4,390	45,047
Swap contracts, long term payables, fair value disclosure	16,713	16,213
Reported Value Measurement [Member]
Derivative [Line Items]
Equity Securities, FV-NI	101,337	73,929
Floating rate NOK bonds due 2019	0	77,722
Swap contracts short term receivables fair value disclosure	0	5,279
Swap contracts, long term receivables, fair value disclosure	2,597	10,633
Swap Contracts, Short Term Payables, Fair Value Disclosure	4,390	45,047
Swap contracts, long term payables, fair value disclosure	16,713	16,213
NOK500million senior unsecured floating rate bonds due 2020 [Member] | Estimate of Fair Value Measurement [Member]
Derivative [Line Items]
Floating Rate NOK Bonds due 2020	60,368	58,841
NOK500million senior unsecured floating rate bonds due 2020 [Member] | Reported Value Measurement [Member]
Derivative [Line Items]
Floating Rate NOK Bonds due 2020	58,582	57,829
NOK600million senior unsecured floating rate bonds due 2023 [Member] | Estimate of Fair Value Measurement [Member]
Derivative [Line Items]
Floating rate NOK bonds due 2023	70,562	69,568
NOK600million senior unsecured floating rate bonds due 2023 [Member] | Reported Value Measurement [Member]
Derivative [Line Items]
Floating rate NOK bonds due 2023	70,298	69,395
NOK700million senior unsecured floating rate bonds due 2024 [Member] | Estimate of Fair Value Measurement [Member]
Derivative [Line Items]
Floating Rate NOK Bonds due 2024	82,014	0
NOK700million senior unsecured floating rate bonds due 2024 [Member] | Reported Value Measurement [Member]
Derivative [Line Items]
Floating Rate NOK Bonds due 2024	82,014	0
Senior Unsecured Convertible Bonds due 2021 [Member] | Estimate of Fair Value Measurement [Member]
Derivative [Line Items]
Convertible Debt, Fair Value Disclosures	213,822	199,496
Senior Unsecured Convertible Bonds due 2021 [Member] | Reported Value Measurement [Member]
Derivative [Line Items]
Convertible Debt, Fair Value Disclosures	212,230	212,230
Senior Unsecured Convertible Bonds due 2023 [Member] | Estimate of Fair Value Measurement [Member]
Derivative [Line Items]
Convertible Debt, Fair Value Disclosures	149,819	139,374
Senior Unsecured Convertible Bonds due 2023 [Member] | Reported Value Measurement [Member]
Derivative [Line Items]
Convertible Debt, Fair Value Disclosures	$ 148,300	$ 151,700